Transparent Value Large-Cap Growth Fund
TRANSPARENT VALUE LARGE-CAP GROWTH FUND (FORMERLY TRANSPARENT VALUE DOW JONES RBP® U.S. LARGE-CAP GROWTH INDEX FUND)
Fund Investment Objective
The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Large-Cap Growth IndexSM (the “Growth Index” or “Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds described in this prospectus. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 70 of this prospectus and in “Purchasing and Redeeming Shares” on page 27 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Transparent Value Large-Cap Growth Fund	Class A Shares		Class C Shares		Class F-1 Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	1.00%	[2]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none		none		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none		none		none	none
[1]	A 1.25% deferred sales charge will be imposed on purchases of $1,000,000 or more on Fund shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.
[2]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Transparent Value Large-Cap Growth Fund		Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses		3.96%	3.96%	3.96%	3.96%
Shareholder Service Fees		0.15%	none	none	none
Interest Expense		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		5.32%	5.92%	5.17%	4.92%
Less Expense Reimbursements	[1]	(3.81%)	(3.81%)	(3.81%)	(3.81%)
Net Annual Fund Operating Expenses		1.51%	2.11%	1.36%	1.11%
[1]	Guggenheim Partners Investment Management, LLC ("Guggenheim" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses ("Excluded Expenses")) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of the Fund's average daily net assets of the Class A, Class C, Class F-1 and Class I Shares, respectively, until January 31, 2014 (the "Agreement"). To the extent Excluded Expenses are incurred (e.g., the estimated interest expense of 0.01%), Net Annual Fund Operating Expenses may be higher than the contractual caps. This Agreement may be terminated by the Board, for any reason at any time. If, at any point, Total Annual Fund Operating Expenses (not including Excluded Expenses) are below the contractual caps, the Adviser is entitled to be reimbursed by the Fund in an amount equal to the difference between the Fund's Total Annual Fund Operating Expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. No reimbursement shall be paid to the Adviser until reported to the Board.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Transparent Value Large-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	720	1,754	2,782	5,324
Class C Shares	314	1,421	2,606	5,478
Class F-1 Shares	138	1,208	2,274	4,924
Class I Shares	113	1,136	2,161	4,729

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Transparent Value Large-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	720	1,754	2,782	5,324
Class C Shares	214	1,421	2,606	5,478
Class F-1 Shares	138	1,208	2,274	4,924
Class I Shares	113	1,136	2,161	4,729

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 310% of the average value of its portfolio.
Principal Investment Strategies
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Growth Index. The Growth Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts, in the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM that Transparent Value, LLC has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below). The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Growth Index focuses on companies in the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM that are believed to have the highest fundamental growth scores and the highest RBP® probabilities. As of December 31, 2012, the Growth Index was composed of 100 securities. A description of the Index’s methodology is available directly from Transparent Value, LLC (http://www.rbpinstitute.com).

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances where it may not be possible or practicable (that is, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (for instance tax diversification requirements that apply to the Fund but not the Index or the Adviser or Sub-Adviser is restricted from purchasing securities of a particular company)) to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, Guggenheim, in consultation with Transparent Value Advisors, LLC (“Transparent Value” or the “Sub-Adviser”), will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Index is rebalanced quarterly. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. As of December 31, 2012, market capitalizations of companies included in the Growth Index ranged from approximately $2.7 billion to $500.6 billion.

The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Adviser, after consultation with the Sub-Adviser, believes will help the Fund track the Index, as well as in ETFs, futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Adviser and Sub-Adviser do not invest Fund assets based on their opinion of a security, instrument or company.

The Fund may only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to the extent that the Index is so concentrated. The Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund. The Board of Trustees of the Trust may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.
Principal Risks
As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Common Stock Risk – Since it purchases common stock, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s common stock may fluctuate drastically from day-to-today. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Quantitative Investment Strategy Risk – The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.

Risks of Index Investing – Unlike many investment companies, the Fund is not “actively managed.” Therefore, the Fund would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index.

Non-Correlation Risk –The Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its Index and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or in a representative sampling of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. To the extent the Fund uses a sampling methodology, the Fund will not fully replicate the Index and may hold securities not included in the Index. As a result, the Fund will be subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the Fund utilizes a sampling approach, it may not track the return of the Index as well as it would if the Fund purchased all of the securities in the Index.

Large Capitalization Company Risk – The large capitalization companies in which the Fund invests may underperform other segments of the equity market or the equity market as a whole.

Non-Diversified Risk – The Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Fund’s share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Concentration Risk – The Fund’s assets will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries. The amount of Fund assets in a particular industry may not match the industry’s representation in the Index during rebalancing or when the Fund is small.

Derivatives Risk – A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund’s use of futures contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Liquidity risk is the risk that a security may be difficult or impossible to sell at the time and price that the Fund would like. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is the risk that the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Industrial Sector Risk – As of December 31, 2012, the Index was concentrated in the industrial sector. A fund that concentrates in the industrial sector may be subject to greater risks than a portfolio without such a concentration. Stock prices for industrial companies are affected by supply and demand, both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Companies in the industrial sector can be significantly affected by government spending policies because companies involved in this sector may rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies may be heavily influenced by governmental spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Some other companies in the industrial sector are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

REIT Risk – The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
Performance Information
The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class I Shares. The accompanying table compares the Fund’s Class I, Class A, Class C and Class F-1 Shares’ average annual total returns to those of a market index over time. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly and quarterly and may be obtained online at www.transparentvalue.com or by calling 1-888-727-6885.

Best Quarter – March 31, 2012	17.53%
Worst Quarter – June 30, 2012	(8.90%)

Average Annual Total Returns For the period ended December 31, 2012
Average Annual Total Returns Transparent Value Large-Cap Growth Fund	1 Year	Since Inception	Inception Date
Class I Shares	15.63%	4.93%	Feb. 10, 2011
Class I Shares Return After Taxes on Distributions	15.63%	4.93%	Feb. 10, 2011
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	10.16%	4.20%	Feb. 10, 2011
Class I Shares Dow Jones U.S. Large-Cap Growth Total Stock Market Index℠ (reflects no deduction for expenses or taxes)	17.17%	5.41%	Feb. 10, 2011
Class A Shares	8.37%	1.26%	Apr. 18, 2011
Class A Shares Dow Jones U.S. Large-Cap Growth Total Stock Market Index℠ (reflects no deduction for expenses or taxes)	17.17%	7.08%	Apr. 18, 2011
Class C Shares	13.57%	4.27%	Apr. 18, 2011
Class C Shares Dow Jones U.S. Large-Cap Growth Total Stock Market Index℠ (reflects no deduction for expenses or taxes)	17.17%	7.08%	Apr. 18, 2011
Class F-1 Shares	15.45%	5.06%	Apr. 18, 2011
Class F-1 Shares Dow Jones U.S. Large-Cap Growth Total Stock Market Index℠ (reflects no deduction for expenses or taxes)	17.17%	7.08%	Apr. 18, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class I Shares. After-tax returns for other classes will vary.